Shareholder Report, Holdings (Details)	Aug. 31, 2025
Schwab International Dividend Equity ETF | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab International Dividend Equity ETF | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab International Dividend Equity ETF | Wesfarmers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab International Dividend Equity ETF | Ono Pharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab International Dividend Equity ETF | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab International Dividend Equity ETF | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab International Dividend Equity ETF | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab International Dividend Equity ETF | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab International Dividend Equity ETF | Deutsche Post AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab International Dividend Equity ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab International Dividend Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1]
Schwab International Dividend Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
Schwab International Dividend Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[1]
Schwab International Dividend Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1]
Schwab International Dividend Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[1]
Schwab International Dividend Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
Schwab International Dividend Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
Schwab International Dividend Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
Schwab International Dividend Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[1]
Schwab International Dividend Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[1]
Schwab International Dividend Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
Schwab International Dividend Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
Schwab International Dividend Equity ETF | FINLAND
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
Schwab International Dividend Equity ETF | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab International Dividend Equity ETF | ITALY
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
Schwab International Dividend Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Schwab International Dividend Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
Schwab International Dividend Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.80%	[1]
Schwab International Dividend Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	12.90%	[1]
Schwab International Dividend Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.70%	[1]
Schwab International Dividend Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
Schwab International Dividend Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
Schwab International Dividend Equity ETF | INDIA
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab International Dividend Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[1]
Schwab International Equity ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab International Equity ETF | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab International Equity ETF | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Equity ETF | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Equity ETF | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Equity ETF | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Equity ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Equity ETF | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Equity ETF | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab International Equity ETF | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab International Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab International Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab International Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Schwab International Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
Schwab International Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[1]
Schwab International Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%	[1]
Schwab International Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[1]
Schwab International Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
Schwab International Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Schwab International Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[1]
Schwab International Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1],[2]
Schwab International Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Schwab International Equity ETF | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab International Equity ETF | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab International Equity ETF | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab International Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
Schwab International Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.60%	[1]
Schwab International Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.70%	[1]
Schwab International Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.40%	[1]
Schwab International Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Schwab International Equity ETF | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab International Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
Schwab International Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
Schwab International Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
Schwab International Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
Schwab International Small-Cap Equity ETF | WSP Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Small-Cap Equity ETF | Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Small-Cap Equity ETF | Celestica, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab International Small-Cap Equity ETF | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab International Small-Cap Equity ETF | Emera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab International Small-Cap Equity ETF | GFL Environmental, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab International Small-Cap Equity ETF | Alamos Gold, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab International Small-Cap Equity ETF | Stantec, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab International Small-Cap Equity ETF | Pan American Silver Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab International Small-Cap Equity ETF | AtkinsRealis Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab International Small-Cap Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[1]
Schwab International Small-Cap Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
Schwab International Small-Cap Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab International Small-Cap Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
Schwab International Small-Cap Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[1]
Schwab International Small-Cap Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[1]
Schwab International Small-Cap Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Schwab International Small-Cap Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
Schwab International Small-Cap Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab International Small-Cap Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[1]
Schwab International Small-Cap Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1],[2]
Schwab International Small-Cap Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Schwab International Small-Cap Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	22.10%	[1]
Schwab International Small-Cap Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.70%	[1]
Schwab International Small-Cap Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Schwab International Small-Cap Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Schwab International Small-Cap Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.90%	[1]
Schwab International Small-Cap Equity ETF | SWEDEN
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab International Small-Cap Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Schwab International Small-Cap Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab International Small-Cap Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab International Small-Cap Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[1]
Schwab Emerging Markets Equity ETF | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Schwab Emerging Markets Equity ETF | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Schwab Emerging Markets Equity ETF | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Emerging Markets Equity ETF | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Emerging Markets Equity ETF | Xiaomi Corp., B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Emerging Markets Equity ETF | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Emerging Markets Equity ETF | China Construction Bank Corp., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab Emerging Markets Equity ETF | PDD Holdings, Inc., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab Emerging Markets Equity ETF | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Emerging Markets Equity ETF | Hon Hai Precision Industry Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Emerging Markets Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
Schwab Emerging Markets Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Schwab Emerging Markets Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab Emerging Markets Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab Emerging Markets Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
Schwab Emerging Markets Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%	[1]
Schwab Emerging Markets Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1]
Schwab Emerging Markets Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[1]
Schwab Emerging Markets Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Schwab Emerging Markets Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[1]
Schwab Emerging Markets Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1],[2]
Schwab Emerging Markets Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab Emerging Markets Equity ETF | CHINA
Holdings [Line Items]
Percent of Total Investments	34.20%	[1]
Schwab Emerging Markets Equity ETF | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.70%	[1]
Schwab Emerging Markets Equity ETF | INDIA
Holdings [Line Items]
Percent of Total Investments	19.00%	[1]
Schwab Emerging Markets Equity ETF | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Schwab Emerging Markets Equity ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Schwab Emerging Markets Equity ETF | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab Emerging Markets Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[1]
Schwab U.S. Broad Market ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Schwab U.S. Broad Market ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab U.S. Broad Market ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Schwab U.S. Broad Market ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Schwab U.S. Broad Market ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab U.S. Broad Market ETF | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab U.S. Broad Market ETF | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab U.S. Broad Market ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab U.S. Broad Market ETF | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab U.S. Broad Market ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab U.S. Broad Market ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab U.S. Broad Market ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
Schwab U.S. Broad Market ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
Schwab U.S. Broad Market ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
Schwab U.S. Broad Market ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[1]
Schwab U.S. Broad Market ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[1]
Schwab U.S. Broad Market ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[1]
Schwab U.S. Broad Market ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%	[1]
Schwab U.S. Broad Market ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
Schwab U.S. Broad Market ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab U.S. Broad Market ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
Schwab U.S. Broad Market ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab 1000 Index ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Schwab 1000 Index ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Schwab 1000 Index ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab 1000 Index ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab 1000 Index ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab 1000 Index ETF | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab 1000 Index ETF | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab 1000 Index ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab 1000 Index ETF | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab 1000 Index ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab 1000 Index ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab 1000 Index ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
Schwab 1000 Index ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
Schwab 1000 Index ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
Schwab 1000 Index ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
Schwab 1000 Index ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[1]
Schwab 1000 Index ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[1]
Schwab 1000 Index ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%	[1]
Schwab 1000 Index ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[1]
Schwab 1000 Index ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab 1000 Index ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab 1000 Index ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab U.S. Large-Cap ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Schwab U.S. Large-Cap ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Schwab U.S. Large-Cap ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab U.S. Large-Cap ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab U.S. Large-Cap ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab U.S. Large-Cap ETF | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab U.S. Large-Cap ETF | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab U.S. Large-Cap ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab U.S. Large-Cap ETF | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab U.S. Large-Cap ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab U.S. Large-Cap ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab U.S. Large-Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab U.S. Large-Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
Schwab U.S. Large-Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
Schwab U.S. Large-Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
Schwab U.S. Large-Cap ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[1]
Schwab U.S. Large-Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
Schwab U.S. Large-Cap ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[1]
Schwab U.S. Large-Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[1]
Schwab U.S. Large-Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
Schwab U.S. Large-Cap ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab U.S. Large-Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab U.S. Large-Cap Growth ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Schwab U.S. Large-Cap Growth ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Schwab U.S. Large-Cap Growth ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Schwab U.S. Large-Cap Growth ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab U.S. Large-Cap Growth ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab U.S. Large-Cap Growth ETF | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab U.S. Large-Cap Growth ETF | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab U.S. Large-Cap Growth ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab U.S. Large-Cap Growth ETF | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab U.S. Large-Cap Growth ETF | Visa, Inc., Class A[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab U.S. Large-Cap Growth ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Schwab U.S. Large-Cap Growth ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
Schwab U.S. Large-Cap Growth ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
Schwab U.S. Large-Cap Growth ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[1]
Schwab U.S. Large-Cap Growth ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
Schwab U.S. Large-Cap Growth ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
Schwab U.S. Large-Cap Growth ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1]
Schwab U.S. Large-Cap Growth ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%	[1]
Schwab U.S. Large-Cap Growth ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[1]
Schwab U.S. Large-Cap Growth ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
Schwab U.S. Large-Cap Growth ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab U.S. Large-Cap Growth ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
Schwab U.S. Large-Cap Value ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab U.S. Large-Cap Value ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab U.S. Large-Cap Value ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab U.S. Large-Cap Value ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab U.S. Large-Cap Value ETF | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab U.S. Large-Cap Value ETF | Procter And Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab U.S. Large-Cap Value ETF | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab U.S. Large-Cap Value ETF | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab U.S. Large-Cap Value ETF | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab U.S. Large-Cap Value ETF | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab U.S. Large-Cap Value ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
Schwab U.S. Large-Cap Value ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
Schwab U.S. Large-Cap Value ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[1]
Schwab U.S. Large-Cap Value ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[1]
Schwab U.S. Large-Cap Value ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[1]
Schwab U.S. Large-Cap Value ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[1]
Schwab U.S. Large-Cap Value ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab U.S. Large-Cap Value ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
Schwab U.S. Large-Cap Value ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab U.S. Large-Cap Value ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab U.S. Large-Cap Value ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab U.S. Large-Cap Value ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab U.S. Mid-Cap ETF | Robinhood Markets, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab U.S. Mid-Cap ETF | United Airlines Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab U.S. Mid-Cap ETF | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab U.S. Mid-Cap ETF | SoFi Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab U.S. Mid-Cap ETF | NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab U.S. Mid-Cap ETF | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab U.S. Mid-Cap ETF | Interactive Brokers Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab U.S. Mid-Cap ETF | International Paper Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab U.S. Mid-Cap ETF | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Mid-Cap ETF | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Mid-Cap ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Schwab U.S. Mid-Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
Schwab U.S. Mid-Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab U.S. Mid-Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
Schwab U.S. Mid-Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[1]
Schwab U.S. Mid-Cap ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[1]
Schwab U.S. Mid-Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1]
Schwab U.S. Mid-Cap ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
Schwab U.S. Mid-Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab U.S. Mid-Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[1]
Schwab U.S. Mid-Cap ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1],[2]
Schwab U.S. Mid-Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab U.S. Small-Cap ETF | Reddit,Inc.,Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab U.S. Small-Cap ETF | Affirm Holdings, Inc, Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab U.S. Small-Cap ETF | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Small-Cap ETF | Rocket Lab Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Small-Cap ETF | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab U.S. Small-Cap ETF | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab U.S. Small-Cap ETF | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab U.S. Small-Cap ETF | Mr. Cooper Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab U.S. Small-Cap ETF | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab U.S. Small-Cap ETF | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab U.S. Small-Cap ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[1]
Schwab U.S. Small-Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab U.S. Small-Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab U.S. Small-Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[1]
Schwab U.S. Small-Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[1]
Schwab U.S. Small-Cap ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[1]
Schwab U.S. Small-Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1]
Schwab U.S. Small-Cap ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[1]
Schwab U.S. Small-Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
Schwab U.S. Small-Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
Schwab U.S. Small-Cap ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1],[2]
Schwab U.S. Small-Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
Schwab U.S. Dividend Equity ETF | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab U.S. Dividend Equity ETF | ConocoPhilips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab U.S. Dividend Equity ETF | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab U.S. Dividend Equity ETF | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab U.S. Dividend Equity ETF | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab U.S. Dividend Equity ETF | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab U.S. Dividend Equity ETF | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab U.S. Dividend Equity ETF | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab U.S. Dividend Equity ETF | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab U.S. Dividend Equity ETF | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab U.S. Dividend Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[1]
Schwab U.S. Dividend Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[1]
Schwab U.S. Dividend Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[1]
Schwab U.S. Dividend Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1]
Schwab U.S. Dividend Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
Schwab U.S. Dividend Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
Schwab U.S. Dividend Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[1]
Schwab U.S. Dividend Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab U.S. Dividend Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab U.S. Dividend Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1],[2]
Schwab U.S. Dividend Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[3]
Schwab Mortgage-Backed Securities ETF | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
Schwab Mortgage-Backed Securities ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[2]
Schwab High Yield Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4],[5]
Schwab High Yield Bond ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	54.70%	[4],[5]
Schwab High Yield Bond ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[4],[5]
Schwab High Yield Bond ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[4],[5]
Schwab High Yield Bond ETF | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4],[5]
Schwab High Yield Bond ETF | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4],[5],[6]
Schwab High Yield Bond ETF | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[4],[5]
Schwab High Yield Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
Schwab High Yield Bond ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	Amount is less than 0.05%.
[4]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
[5]	Excludes short-term investments.
[6]	Less than 0.05%.